Document And Entity Information	6 Months Ended
Jun. 30, 2024
Document Information Line Items
Entity Registrant Name	VERSUS SYSTEMS INC.
Document Type	POS AM
Amendment Flag	true
Amendment Description	The amendment filed on November 8, 2024, updates certain issuer information and adds a second proposal as part of the issuer’s plan to correct the Nasdaq listing rule deficiency all as described in the issuer’s Current Reports on Form 8-K filed on August 28, October 15, and October 22, 2024. This amendment includes such items and also includes revised information about how to attend the virtual shareholders meeting.
Entity Central Index Key	0001701963
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	A1